Goodwill and Intangibles (Tables)	12 Months Ended
Aug. 31, 2011
Goodwill and Intangibles [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill consist of the following activity (in millions):

	2011	2010
Net book value – September 1
Goodwill	$1,915	$1,473
Accumulated impairment losses	(28)	(12)
Total	1,887	1,461
Acquisitions	158	442
Impairment charges	-	(16)
Other	(28)	-
Net book value – August 31	$2,017	$1,887

Schedule of Finite-Lived Intangible Assets by Major Class
The carrying amount and accumulated amortization of intangible assets consists of the following (in millions):

	2011	2010
Gross Intangible Assets
Purchased prescription files	$913	$749
Favorable lease interests	385	377
Purchasing and payer contracts	308	280
Non-compete agreements	95	69
Trade name	71	44
Other amortizable intangible assets	4	34
Total gross intangible assets	1,776	1,553

Accumulated amortization
Purchased prescription files	(338)	(293)
Favorable lease interests	(76)	(38)
Purchasing and payer contracts	(94)	(68)
Non-compete agreements	(43)	(33)
Trade name	(11)	(3)
Other amortizable intangibles	(2)	(4)
Total accumulated amortization	(564)	(439)
Total intangible assets, net	$1,212	$1,114

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Expected amortization expense for intangible assets recorded at August 31, 2011, is as follows (in millions):
2012	2013	2014	2015	2016
$218	$192	$160	$128	$90